Equipment and right of use assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Equipment and right of use assets [Text Block]

5. Equipment and right of use assets

	Right of use assets - leases $	Motor Vehicles $	Computer equipment $	Exploration and office equipment $	Total $
Cost:
At December 31, 2018	—	45,652	76,207	62,484	184,343
Additions	347,048	—	2,087	1,507	350,642
At December 31, 2019	347,048	45,652	78,294	63,991	534,985
Additions	—	—	—	—	—
At December 31, 2020	347,048	45,652	78,294	63,991	534,985

Depreciation:
At December 31, 2018	—	23,818	33,265	56,816	113,899
Charge for the year	65,073	6,548	7,020	1,282	79,923
At December 31, 2019	65,073	30,366	40,285	58,098	193,822
Charge for the year	86,764	4,585	5,386	1,179	97,914
At December 31, 2020	151,837	34,951	45,671	59,277	291,736

Net book value:
At December 31, 2019	281,975	15,286	38,009	5,893	341,163
At December 31, 2020	195,211	10,701	32,623	4,714	243,249